Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Regulatory Assets and Liabilities

Note 5 – Regulatory Assets and Liabilities

Southwest is subject to the regulation of the Arizona Corporation Commission (“ACC”), the Public Utilities Commission of Nevada (“PUCN”), the California Public Utilities Commission (“CPUC”), and the Federal Energy Regulatory Commission (“FERC”). Accounting policies of Southwest conform to U.S. GAAP applicable to rate-regulated entities and reflect the effects of the ratemaking process. Accounting treatment for rate-regulated entities allows for deferral as regulatory assets, costs that otherwise would be expensed, if it is probable that future recovery from customers will occur. If rate recovery is no longer probable, due to competition or the actions of regulators, Southwest is required to write-off the related regulatory asset. Regulatory liabilities are recorded if it is probable that revenues will be reduced for amounts that will be credited to customers through the ratemaking process.

The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2017	2016
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$391,403	$379,063
Unrealized net loss on non-trading derivatives (Swaps) (2)	5,780	—
Deferred purchased gas costs (3)	14,581	2,608
Accrued purchased gas costs (4)	17,000	37,100
Unamortized premium on reacquired debt (5)	20,913	21,975
Accrued absence time (10)	13,870	13,440
Other (6)	68,351	23,557

	531,898	477,743
Regulatory liabilities:
Deferred purchased gas costs (3)	(6,841)	(90,476)
Accumulated removal costs	(315,000)	(308,000)
Unrealized net gain on non-trading derivatives (Swaps) (2)	—	(4,377)
Unamortized gain on reacquired debt (7)	(9,253)	(9,789)
Regulatory excess deferred taxes and gross -up (8)	(433,908)	(6,593)
Other (9)	(33,184)	(18,066)

Net regulatory assets (liabilities)	$(266,288)	$40,442

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 – Pension and Other Postretirement Benefits).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the Consolidated Balance Sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under Southwest’s purchased gas adjustment (“PGA”) mechanisms. (See Note 14 – Derivatives and Fair Value Measurements).

Instrument	Balance Sheet Location	2017	2016
Swaps	Deferred charges and other assets	$1,323	$—
Swaps	Prepaids and other current assets	4,457	—
Swaps	Other current liabilities	—	(3,532)
Swaps	Other deferred credits	—	(845)

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.

(6)

The following table details the components of Other regulatory assets which are included in either Prepaids and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Margin tracking/decoupling mechanisms are alternative revenue programs and revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) are recognized as revenue so long as recovery is expected to take place within 24 months.

Other Regulatory Assets	2017	2016
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$4,832	$7,096
Margin and interest-tracking accounts (a) (e)	42,354	3,517
Infrastructure replacement programs and similar (b) (e)	9,627	6,976
Environmental compliance programs (c) (e)	9,702	4,329
Other (d)	1,836	1,639

	$68,351	$23,557

a)	Included in Prepaids and other current assets on the Consolidated Balance Sheets. See Prepaids and other current assets in Note 1 – Summary of Significant Accounting Policies.
b)	Included in Deferred charges and other assets on the Consolidated Balance Sheets.

c)

2017 included in Prepaids and other current assets on the Consolidated Balance Sheets ($9.2 million) and Deferred charges and other assets on the Consolidated Balance Sheets ($527,000); 2016 included in Prepaids and other current assets on the Consolidated Balance Sheets ($3.8 million) and Deferred charges and other assets on the Consolidated Balance Sheets ($500,000).

d)

2017 included in Prepaids and other current assets on the Consolidated Balance Sheets ($531,000) and Deferred charges and other assets on the Consolidated Balance Sheets ($1.3 million); 2016 included in Prepaids and other current assets on the Consolidated Balance Sheets ($622,000) and Deferred charges and other assets on the Consolidated Balance Sheets ($1 million).

e)	Balance recovered or refunded on an ongoing basis, generally with interest.
(7)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. Amortized over life of debt instruments.
(8)

The Tax Cuts and Jobs Act required a remeasurement and reduction of the net deferred income tax liability. The reduction (excess deferred taxes) became a regulatory liability with appropriate tax gross-up. The excess deferred taxes reduce rate base. The tax benefit will be returned to utility customers in accordance with regulatory requirements. Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

(9)

The following table details the components of Other regulatory liabilities which are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

Other Regulatory Liabilities	2017	2016
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$(10,213)	$(7,101)
Margin, interest- and property tax-tracking accounts (b) (e)	(9,505)	(3,668)
Environmental compliance programs (a) (e)	(8,574)	(4,469)
Regulatory accounts for differences related to pension funding (c)	(3,178)	(2,284)
Other (d) (e)	(1,714)	(544)

	$(33,184)	$(18,066)

a)	Included in Other current liabilities on the Consolidated Balance Sheets.
b)

2017 included in Other current liabilities ($6.6 million) and Other deferred credits and other long-term liabilities ($2.9 million) on the Consolidated Balance Sheets; 2016 included in Other current liabilities on the Consolidated Balance Sheets.

c)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.
d)

2017 included in Other current liabilities on the Consolidated Balance Sheets ($1.7 million) and in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets ($9,000); 2016 included in Other current liabilities on the Consolidated Balance Sheets ($536,000) and in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets ($8,000).

e)	Balance recovered or refunded on an ongoing basis, generally with interest.

(10)	Regulatory recovery occurs on a one-year lag basis through the labor loading process.